SCHEDULE 1 - PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Balance Sheet
Condensed Balance Sheet (in thousands USD)

	December 31, 2022	December 31, 2021
Assets
Non-current assets
Investment in subsidiaries	$192,549	$256,725
Total non-current assets	192,549	256,725
Total assets	$192,549	$256,725
Liabilities and stockholders’ equity
Long-term liabilities
Warrant liability	33	286
Total liabilities	$33	$286
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 76,292,241 and 72,027,743 shares issued and outstanding at December 31, 2022, and December 31, 2021	8	7
Additional paid-in capital	435,293	401,690
Accumulated other comprehensive loss	(6,390)	(3,463)
Accumulated deficit	(236,394)	(141,795)
Total stockholders’ equity	$192,517	$256,439
Total liabilities and stockholders’ equity	$192,550	$256,725

Summary of Condensed Statements of Loss and Comprehensive Loss
Condensed Statements of Loss and Comprehensive Loss (in thousands USD)

For the years ended	December 31, 2022	December 31, 2021
Equity in net loss of unconsolidated subsidiaries	$(94,759)	$(29,892)
Change in fair value of warrant liability	(254)	(5,267)
Loss before income taxes	(94,505)	(24,625)
Net loss	$(94,505)	$(24,625)
Other comprehensive loss:
Foreign currency translation adjustment	(2,927)	(1,987)
Comprehensive loss	$(97,432)	$(26,612)

Summary of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows (in thousands USD)

For the years ended	December 31, 2022	December 31, 2021
Cash flows from operating activities
Net loss	$(94,505)	$(24,625)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in net loss of unconsolidated subsidiaries	94,759	29,892
Change in fair value of warrant liability	(254)	(5,267)
Cash provided by operating activities	$—	$—
Cash flows from investing activities
Distribution from subsidiary	—	5,947
Cash provided by investing activities	$—	$5,947
Issuance of common stock, net of transaction costs	—	223,968
Settlement of preferred stock	—	(229,915)
Cash used in financing activities	$—	$(5,947)
Effect of exchange rate change on cash and restricted	—	—
Change in cash and restricted cash	—	—
Cash and restricted cash, beginning of year	—	—
Cash and restricted cash, end of year	$—	$—
Non-cash investing and financing activities:
Fair value of KORE common stock issued pursuant to acquisition	$23,295	$—
Share-based payment awards issued to employees of subsidiaries	10,296	1,839